Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities

7.Fair Value of Financial Assets and Liabilities

Financial assets and liabilities carried at fair value

The following tables represent the fair value hierarchy for financial assets and liabilities measured at fair value as of December 31, 2015 and 2014:

	December 31, 2015
($ thousands)	Fair Value	Level 1	Level 2	Level 3	Total

Restricted Investments	43,426	43,426	—	—	43,426

Derivative Assets:
Foreign Currency Forward Contracts	5,002	—	5,002	—	5,002
Interest Rate Swaps	1,963	—	1,963	—	1,963

Jackpot Investments	151,499	151,499	—	—	151,499
Available for Sale Investments	7,250	7,250	—	—	7,250

Derivative Liabilities:
Foreign Currency Forward Contracts	750	—	750	—	750
Interest Rate Swaps	8,958	—	8,958	—	8,958

	December 31, 2014
($ thousands)	Fair Value	Level 1	Level 2	Level 3	Total

Restricted Investments	76,843	76,843	—	—	76,843

Derivative Assets:
Foreign Currency Forward Contracts	1,999	—	1,999	—	1,999

Available for Sale Investments	7,073	7,073	—	—	7,073

Derivative Liabilities:
Foreign Currency Forward Contracts	4,596	—	4,596	—	4,596

Valuation Techniques and Balance Sheet Presentation

Restricted investments are primarily composed of publicly-traded foreign government and corporate bonds and mutal investment funds, and were valued using quoted market prices. Restricted investments are presented in restricted cash and investments in the consolidated balance sheet.

Foreign currency forward contracts were calculated by reference to current forward exchange rates for contracts with similar maturity profiles. Foreign currency forward contracts are presented as current assets and current liabilities in the consolidated balance sheet.

Interest rate swaps were calculated by discounting future cash flows using LIBOR rates with an appropriate adjustment for credit risk. Interest rate swaps are presented as current assets and non-current liabilities in the consolidated balance sheet.

Jackpot investments were valued using quoted market prices. Jackpot investments are presented as other current and noncurrent assets in the consolidated balance sheet.

Available for sale investments were valued using quoted market prices. Available for sale investments are presented as other non-current assets in the consolidated balance sheet.

Financial assets and liabilities not carried at fair value

The following tables represent the fair value hierarchy for financial assets and liabilities not measured at fair value as of December 31, 2015 and 2014:

	December 31, 2015
($ thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Total	Unrealized Gain (Loss)

Customer financing receivables, net	199,845	199,845	—	—	199,845	199,845	—
Available for sale investments	13,232	13,232	—	—	13,232	13,232	—
Jackpot liabilities	337,243	329,923	—	—	329,923	329,923	7,320
Debt	8,343,368	8,176,986	6,450,306	1,726,680	—	8,176,986	166,382

	December 31, 2014
($ thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Total	Unrealized Gain (Loss)

Available for sale investments	10,925	10,925	—	—	10,925	10,925	—
Debt	2,959,471	3,136,084	2,226,226	909,858	—	3,136,084	(176,613)

Valuation Techniques and Balance Sheet Presentation

Customer financing receivables, net are recorded and valued based on expected payments and market interest rates (ranging from 5.75% to 17.0%) relative to the credit risk of each customer. Credit risk is determined on a number of factors, including customer size, type, financial condition, historical collection experience, account aging, and credit ratings derived from credit reporting agencies and other industry trade reports. Contracts are typically secured by the underlying assets sold and notes are secured by the developed property and/or other assets. The higher risk rate categories include most of the Company’s development financing loans in new markets and customers in regions with a history of currency or economic instability, such as Latin America. At December 31, 2015, the book value of customer financing receivables, net approximated fair value. Customer financing receivables, net are presented as other current and noncurrent assets in the consolidated balance sheet.

Available for sale investments are carried at cost (which approximates fair value) and are presented as other non-current assets in the consolidated balance sheet.

Jackpot liabilities were primarily valued using discounted cash flows, incorporating expected future payment timing, estimated funding rates based on the treasury yield curve, and nonperformance credit risk. Expected annuity payments over 1-25 years (average 10 years) were discounted using the 10-year treasury yield curve rate (2.26%) for the estimated funding rate and the 10-year credit default swap rate (2.341%) for nonperformance risk. The present value (carrying value) of the expected lump sum payments were discounted using the 1-year treasury yield curve rate (.58%) with the 1-year credit default swap rate (.202%) for the current amounts and the 2-year treasury yield curve rate (1.04%) with the 2-year credit default swap rate (.368%) for noncurrent amounts. Significant increases (decreases) in any of these inputs in isolation would result in a lower (higher) fair value measurement. Generally, changes in the estimated funding rates do not correlate with changes in nonperformance credit risk. Jackpot liabilities are presented as other current and noncurrent liabilities in the consolidated balance sheet.

Debt is predominantly level 1 and valued using quoted market prices or dealer quotes for the identical financial instrument when traded as an asset in an active market. Revolving facilities and term loans with variable interest rates are level 2 and valued using current interest rates, excluding the effect of debt issuance costs. Carrying values in the table exclude swap adjustments.